SCHEDULE OF RECONCILIATION OF INCOME TAXES COMPUTED AT STATUTORY RATE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Book income (loss)	$ (552,900)	$ 4,260,600
Change in payroll accruals	66,000	57,200
Allowance for doubtful accounts		(8,300)
Amortization of debt discount	21,000	23,000
Related party accruals	100
Change in derivative liability	243,900	61,300
Valuation allowance	221,900	(4,393,800)
Income tax expense